Stated capital (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2023
Stated capital.
Beginning Balance, Number of shares	332,519
Shares issued on exercise of options (in shares)	349
Ending Balance, Number of shares	332,868			332,519
Beginning balance, Equity	$ 347,354	$ 1,360,230		$ 1,360,230
Ending balance, Equity	(163,121)	1,415,326	[1]	347,354
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity	5,394,812	5,311,953		5,311,953
Shares issued on exercise of options	2,878	73,372
Ending balance, Equity	5,397,690	$ 5,385,325	[1]	5,394,812
Share capital
Stated capital.
Beginning balance, Equity	100,311
Shares issued on exercise of options	105
Ending balance, Equity	100,416			100,311
Share capital net of issue costs
Stated capital.
Beginning balance, Equity	99,756
Shares issued on exercise of options	105
Ending balance, Equity	99,861			99,756
Share premium
Stated capital.
Beginning balance, Equity	5,324,525
Shares issued on exercise of options	2,773
Ending balance, Equity	5,327,298			5,324,525
Share premium net of issue costs
Stated capital.
Beginning balance, Equity	5,295,056
Shares issued on exercise of options	2,773
Ending balance, Equity	$ 5,297,829			$ 5,295,056

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.